SEGMENT REPORTING - Reconciling Information Between Reportable Segments and Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Segment operating income	$ 20,781	$ 17,958	$ 23,164
Restructuring and other exit costs	(4,278)	(5,198)	(1,733)
Net pension periodic benefit costs, unallocated	(41,471)	(60,934)	(5,264)
Unallocated portion of postretirement credit	0	15,164	0
Other unallocated	(324)	1,106	51
Total other expense	(2,650)	(1,834)	(2,522)
(LOSS) INCOME BEFORE INCOME TAXES	$ (27,942)	$ (33,738)	$ 13,696